UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CCGrowth Investments, L.P.
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Address:   99 High Street, 16th Fl.
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           Boston, Massachusettes 02110
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald V. Dougherty
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Title:     President
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Phone:     (617) 848-4100
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Signature, Place, and Date of Signing:


       /s/ Donald V. Dougherty   Boston, Massachusettes     November 12, 2001
         [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:              49
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Form 13F Information Table Value Total:         $240,670
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                                                (thousands)



CCGrowth Investments, LP
                          30-Sep-01
Long postions only
                                   Title                                                            Investment   Voting Authority-
Description                       of Class   Symbol     Cusip        Market Value       Quantity    Discretion          SOLE

ACE LTD                           ORD         ACE      G0070K103     $5,786,616.19      200,437        SOLE            200,437
ADOLOR CORP                       Common      ADLR     00724X102       $507,900.00       30,000        SOLE             30,000
CINAR CORP                        Common      CINRB    171905300       $121,250.00       50,000        SOLE             50,000
CITRIX SYSTEMS INC                Common      CTXS     177376100       $700,920.00       35,400        SOLE             35,400
COHERENT INC.                     Common      COHR     192479103     $4,788,240.00      168,600        SOLE            168,600
CONSECO INC                       Common      CNC      208464107     $1,115,404.62      153,637        SOLE            153,637
CORVIS CORP                       Common      CORV     221009103       $228,000.00      150,000        SOLE            150,000
CV THERAPEUTICS INC               Common      CVTX     126667104       $917,096.00       23,600        SOLE             23,600
DIAMONDCLUSTER INTL INC           CL A        DTPI     25278P106       $492,500.00       50,000        SOLE             50,000
DIAMONDS TRUST SERIES I           CL A        DIA      252787106    $17,670,000.00      200,000        SOLE            200,000
ELAN CORP PLC (ADR)               ADR         ELN      284131208    $24,225,000.00      500,000        SOLE            500,000
FIDELITY NATIONAL FINANCL INC     Common      FNF      316326107     $2,602,898.22       96,798        SOLE             96,798
FOREST OIL CORP                   Common      FST      346091705       $562,860.80       22,696        SOLE             22,696
GOLDEN WEST FINL NEW              Common      GDW      381317106     $2,329,810.00       40,100        SOLE             40,100
GREY WOLF INC                     Common      GW       397888108        $96,134.40       53,408        SOLE             53,408
HOMESTORE.COM INC                 Common      HOMS     437852106     $2,002,770.00      261,800        SOLE            261,800
INGERSOLL-RAND CO                 Common      IR       456866102     $1,324,960.00       39,200        SOLE             39,200
JUNIPER NETWORKS INC              Common      JNPR     48203R104     $1,843,000.00      190,000        SOLE            190,000
LOEWS CORP                        Common      LTR      540424108     $6,382,012.00      137,900        SOLE            137,900
MANHATTAN ASSOCIATES INC          Common      MANH     562750109       $490,144.00       28,900        SOLE             28,900
METASOLV INC                      Common      MSLV     59139P104       $270,000.00       45,000        SOLE             45,000
MICROTUNE INC                     Common      TUNE     59514P109     $1,140,000.00      100,000        SOLE            100,000
NABORS INDUSTRIES INC             Common      NBR      629568106     $3,787,182.00      180,600        SOLE            180,600
NASDAQ-100 SHARES                 Unit Ser 1  QQQ      631100104    $37,674,000.00    1,300,000        SOLE          1,300,000
NEWFIELD EXPLORATION CO.          Common      NFX      651290108     $2,628,000.00       90,000        SOLE             90,000
NVIDIA CORP                       Common      NVDA     67066G104    $15,108,500.00      550,000        SOLE            550,000
OCEAN ENERGY CORP                 Common      OEI      67481E106     $1,630,000.00      100,000        SOLE            100,000
OIL STS INTL INC                  Common      OIS      678026105       $660,000.00      100,000        SOLE            100,000
PAXSON COMMUNICATIONS CORP        Common      PAX      704231109       $205,920.00       28,600        SOLE             28,600
PFIZER INC.                       Common      PFE      717081103     $3,208,000.00       80,000        SOLE             80,000
PROTON ENERGY SYS INC             Common      PRTN     74371K101       $184,161.00       39,100        SOLE             39,100
SCIENTIFIC-ATLANTA INC.           Common      SFA      808655104     $4,375,000.00      250,000        SOLE            250,000
SERONO S A                        Spon ADR    SRA      81752M101     $1,898,000.00      100,000        SOLE            100,000
SIEBEL SYSTEMS INC                Common      SEBL     826170102     $5,204,000.00      400,000        SOLE            400,000
SPRINT CORP                       Common      FON      852061100     $2,086,661.08       86,908        SOLE             86,908
STANDARD & POORS DEP RCPTS        Unit Ser 1  SPY      78462F103    $65,275,000.00      625,000        SOLE            625,000
STONE ENERGY CORP                 Common      SGY      861642106       $724,500.00       22,500        SOLE             22,500
STORAGENETWORKS INC.              Common      STOR     86211E103       $396,000.00      100,000        SOLE            100,000
SUNRISE ASSISTED LIVING INC       Common      SRZ      86768K106     $2,892,960.00      112,000        SOLE            112,000
SUREBEAM CORP                     Common      SURE     86866R102     $1,786,160.00      215,200        SOLE            215,200
TENET HEALTHCARE CORPORATION      Common      THC      88033G100     $3,579,000.00       60,000        SOLE             60,000
THORATEC CORPORATION              Common      THOR     885175307     $1,769,780.00      107,000        SOLE            107,000
TRC COS INC                       Common      TRR      872625108        $57,824.00        1,600        SOLE              1,600
TYSON FOODS INC CL-A              CL A        TSN      902494103     $1,002,000.00      100,000        SOLE            100,000
UNUMPROVIDENT CORPORATION         Common      UNM      91529Y106     $1,102,768.50       43,674        SOLE             43,674
VERISIGN INC                      Common      VRSN     92343E102       $368,720.00        8,800        SOLE              8,800
WESTERN WIRELESS CORP.            CL A        WWCA     95988E204     $1,689,000.00       50,000        SOLE             50,000
WORLDCOM INC                      Common      WCOM     98157D106     $2,256,000.00      150,000        SOLE            150,000
YAHOO! INC.                       Common      YHOO     984332106     $3,524,000.00      400,000        SOLE            400,000

Totals - Common Stock                                              $240,670,652.81    7,878,458                        7,878,458

